Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income
Deferred revenue from rewards program	$ 69,387	$ 62,578
Deferred annual fee from reward program		2,762
Other deferred income	2,249	3,020
Total	$ 71,636	$ 68,360